Income Taxes - Summary of Reclassification Results of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
(Provision) benefit at statutory rate					$ (512)	$ 548
State and local taxes, net of federal tax benefit					(78)	(127)
Permanent differences and other					(359)	(506)
Provision to return adjustments					99	99
Gain on restructuring					0	(834)
Foreign-derived intangible income					1,575	435
Foreign currency gain					556	339
Transaction costs					(237)	(692)
Stock compensation					(78)	(321)
Rate adjustment					(343)	664
Research & development credits					1,031	936
Foreign rate differential					(262)	(395)
Uncertain tax positions					(49)	(8)
Valuation allowance					(8,395)	4
Income tax (provision) benefit	$ (4,230)	$ 2,907	$ (7,870)	$ (6,702)	$ (7,052)	$ 142